Average Annual Total Returns			12 Months Ended	26 Months Ended
		Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Honeytree U.S. Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.61%	14.61%
Performance Inception Date		Nov. 06, 2023
Honeytree U.S. Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.47%	14.44%
Honeytree U.S. Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.42%	11.33%
Honeytree U.S. Equity ETF Class | Solactive GBS United States 500 Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Solactive GBS United States 500 Index (reflects no deduction for fees or expenses)1
Honeytree U.S. Equity ETF | Solactive GBS United States 500 Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.06%	25.43%

[1]	Index assumes withholding of taxes on dividends.